UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2018 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 94.9%
Consumer Discretionary - 11.5%
Boot Barn Holdings, Inc.*	15,516	$362,919
Carvana Co.*,1	3,926	168,818
Century Communities, Inc.*	4,643	141,611
Core-Mark Holding Co., Inc.	5,415	130,935
Dana, Inc.	9,148	195,310
Eldorado Resorts, Inc.*,1	11,787	505,073
LKQ Corp.*	10,551	353,669
Lumber Liquidators Holdings, Inc.*,1	3,902	75,465
Nutrisystem, Inc.[1]	4,584	183,360
Planet Fitness, Inc., Class A*	6,753	320,903
Tailored Brands, Inc.	11,469	231,215
Total Consumer Discretionary		2,669,278
Consumer Staples - 0.4%
Casey’s General Stores, Inc.	907	99,208
Energy - 6.8%
Centennial Resource Development, Inc., Class A*,1	19,187	344,599
GasLog, Ltd. (Monaco)	7,775	131,009
International Seaways, Inc.*	11,120	242,082
PDC Energy, Inc.*	5,141	323,780
SM Energy Co.[1]	11,589	318,813
Transocean, Ltd.*	17,519	225,470
Total Energy		1,585,753
Financials - 7.3%
Argo Group International Holdings, Ltd. (Bermuda)	1,920	120,096
Aspen Insurance Holdings, Ltd. (Bermuda)	610	24,674
Evercore, Inc., Class A	972	109,836
Greenhill & Co., Inc.	724	23,675
James River Group Holdings, Ltd. (Bermuda)	5,753	238,117
LPL Financial Holdings, Inc.	9,047	599,726
Texas Capital Bancshares, Inc.*	1,929	175,153
Webster Financial Corp.	6,163	397,698
Total Financials		1,688,975
Health Care - 22.8%
Acadia Healthcare Co., Inc.*	1,104	43,586
Adaptimmune Therapeutics PLC, ADR (United Kingdom)*	7,853	76,802
Aerie Pharmaceuticals, Inc.*,1	6,294	425,160
Agios Pharmaceuticals, Inc.*,1	276	23,849
Alkermes PLC (Ireland)*	796	34,905
Alnylam Pharmaceuticals, Inc.*	483	45,885

	Shares	Value
BioMarin Pharmaceutical, Inc.*	5,167	$519,593
Bluebird Bio, Inc.*	1,272	197,033
DexCom, Inc.*	251	23,878
Exact Sciences Corp.*	5,979	349,473
Incyte Corp.*	6,391	425,257
Insulet Corp.*,1	6,833	568,232
Karyopharm Therapeutics, Inc.*	3,893	69,218
Lannett Co., Inc.*,1	2,595	33,086
Loxo Oncology, Inc.*	483	80,946
Masimo Corp.*	1,470	146,147
Medidata Solutions, Inc.*	3,439	255,552
Medpace Holdings, Inc.*	1,278	78,431
Merit Medical Systems, Inc.*	3,948	214,376
Myriad Genetics, Inc.*	11,138	487,287
Nektar Therapeutics*	8,168	429,637
Neurocrine Biosciences, Inc.*	214	21,505
Novocure, Ltd. (Jersey)*	704	23,936
PTC Therapeutics, Inc.*	6,176	235,120
Seattle Genetics, Inc.*	1,674	117,850
TESARO, Inc.*,1	8,676	302,185
ViewRay, Inc.*,1	6,317	75,299
Total Health Care		5,304,228
Industrials - 15.9%
American Woodmark Corp.*	2,352	196,274
Beacon Roofing Supply, Inc.*	6,905	290,562
BMC Stock Holdings, Inc.*	2,206	48,532
Granite Construction, Inc.	2,307	124,463
JetBlue Airways Corp.*	15,796	284,328
KAR Auction Services, Inc.	12,832	762,862
KBR, Inc.	21,514	429,850
Knight-Swift Transportation Holdings, Inc.	301	9,798
MasTec, Inc.*,1	8,334	387,948
Meritor, Inc.*	5,643	116,246
TransUnion	6,116	442,798
Tutor Perini Corp.*,1	12,376	228,956
Watsco, Inc.[1]	1,092	188,381
Welbilt, Inc.*,1	934	21,295
Wesco Aircraft Holdings, Inc.*,1	14,771	176,513
Total Industrials		3,708,806
Information Technology - 24.1%
2U, Inc.*	1,458	110,312
Appian Corp.*,1	6,508	202,269
Benefitfocus, Inc.*,1	17,714	533,191

1

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.1% (continued)
Blackline, Inc.*	3,484	$148,767
Box, Inc., Class A*,1	671	16,077
Conduent, Inc.*	7,688	138,077
Coupa Software, Inc.*,1	1,686	103,369
DocuSign, Inc.*,1	984	53,038
Guidewire Software, Inc.*	403	34,739
Instructure, Inc.*	7,300	282,510
Integrated Device Technology, Inc.*	9,759	336,002
Jack Henry & Associates, Inc.	1,302	175,379
Mimecast, Ltd.*	6,717	241,208
Model N, Inc.*	7,497	139,819
Monolithic Power Systems, Inc.	382	50,684
New Relic, Inc.*	120	11,724
Nutanix, Inc., Class A*	5,934	290,113
Okta, Inc.*	1,908	94,732
Pivotal Software, Inc., Class A*	2,052	47,093
Pure Storage, Inc., Class A*	10,965	237,502
Qorvo, Inc.*	857	70,068
RealPage, Inc.*	5,075	279,633
Semtech Corp.*	13,724	651,204
SendGrid, Inc.*	5,082	129,743
ShotSpotter, Inc.*,1	2,926	124,852
Tableau Software, Inc., Class A*	609	62,770
Teradata Corp.*	3,911	149,752
The Trade Desk, Inc., Class A*,1	404	34,065
Universal Display Corp.[1]	1,171	112,767
WEX, Inc.*	1,945	369,200
Workiva, Inc.*	7,050	178,013
Zendesk, Inc.*	1,270	69,177
Zuora, Inc., Class A*,1	6,059	148,627
Total Information Technology		5,626,476
Materials - 3.7%
Allegheny Technologies, Inc.*,1	20,005	556,139
Forterra, Inc.*	15,111	136,754
Kraton Corp.*	3,562	171,297
Total Materials		864,190
Real Estate - 2.3%
Corporate Office Properties Trust, REIT	8,956	266,352

	Shares	Value
Healthcare Trust of America, Inc., Class A, REIT	4,296	$117,367
National Retail Properties, Inc., REIT	1,679	74,900
Physicians Realty Trust, REIT	4,482	70,636
Total Real Estate		529,255
Utilities - 0.1%
Portland General Electric Co.	701	31,797
Total Common Stocks (Cost $18,770,662)		22,107,966

	Principal Amount
Short-Term Investments - 17.2%
Joint Repurchase Agreements - 13.9%[2]
Deutsche Bank Securities, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $231,045 (collateralized by various U.S. Treasuries, 2.250% - 2.750%, 05/31/23 -11/15/27, totaling $235,654)	$231,033	231,033
Mizuho Securities, LLC, dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations, 2.000% -7.500%, 08/01/23 - 02/01/48, totaling $1,020,000)	1,000,000	1,000,000
NBC Global Finance, Ltd., dated 07/31/18, due 08/01/18, 1.950% total to be received $1,000,054 (collateralized by various U.S. Treasuries, 0.000% - 6.250%, 04/15/20 -09/09/49, totaling $1,019,992)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $1,000,053 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 -09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,231,033

	Shares
Other Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	777,710	777,710
Total Short-Term Investments (Cost $4,008,743)		4,008,743
Total Investments - 112.1% (Cost $22,779,405)		26,116,709
Other Assets, less Liabilities - (12.1)%		(2,814,953)
Net Assets - 100.0%		$23,301,756

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,180,355 or 13.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

2

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$22,107,966	—	—	$22,107,966
Short-Term Investments
Joint Repurchase Agreements	—	$3,231,033	—	3,231,033
Other Investment Companies	777,710	—	—	777,710

Total Investments in Securities	$22,885,676	$3,231,033	—	$26,116,709

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 11.5%
Aspen Group, Inc.*	25,411	$176,352
At Home Group, Inc.*	25,009	907,076
Barnes & Noble Education, Inc.*	8,600	48,332
Century Casinos, Inc.*	24,500	199,675
Century Communities, Inc.*	16,533	504,257
Chegg, Inc.*	9,804	271,571
Citi Trends, Inc.	15,000	426,150
The Container Store Group, Inc.*	14,012	92,900
Culp, Inc.	5,700	141,360
Delta Apparel, Inc.*	46,928	776,189
Destination XL Group, Inc.*	123,806	250,707
Gaia, Inc.*	35,048	637,874
Grand Canyon Education, Inc.*	15,730	1,833,017
Gray Television, Inc.*,1	71,910	1,111,010
Hamilton Beach Brands Holding Co., Class A1	16,575	421,005
Haverty Furniture Cos., Inc.	15,290	302,742
Hibbett Sports, Inc.*	8,059	184,954
J Alexander’s Holdings, Inc.*	19,000	203,300
Johnson Outdoors, Inc., Class A	2,611	211,674
Kirkland’s, Inc.*,1	16,700	190,046
Lakeland Industries, Inc. *	34,271	462,659
LGI Homes, Inc.*	13,076	675,898
Libbey, Inc.[1]	14,240	136,419
The Lovesac Co.*	16,723	334,460
Malibu Boats, Inc., Class A*	66,367	2,494,735
Marine Products Corp.	14,800	274,984
MCBC Holdings, Inc.*	7,908	197,384
Monarch Casino & Resort, Inc.*	7,500	357,525
Motorcar Parts of America, Inc.*,1	6,820	147,312
Nautilus, Inc.*	7,120	101,460
Potbelly Corp.*	22,800	282,720
Reading International, Inc., Class A*,1	12,200	192,760
Red Robin Gourmet Burgers, Inc.*	2,300	108,790
Rocky Brands, Inc.	5,725	147,991
Ruth’s Hospitality Group, Inc.	21,500	622,425
Salem Media Group, Inc.	58,681	290,471
Shiloh Industries, Inc.*	23,400	193,050
Shoe Carnival, Inc.	9,892	310,312
SodaStream International, Ltd. (Israel)*	8,352	729,130
Spartan Motors, Inc.	19,159	282,595
Sportsman’s Warehouse Holdings, Inc.*,1	20,861	106,182

	Shares	Value
Superior Group of Cos., Inc.	18,138	$380,172
Tandy Leather Factory, Inc.*	67,200	524,160
Tilly’s, Inc., Class A	24,200	375,100
Tower International, Inc.	14,700	474,810
Unifi, Inc.*	8,200	247,394
Universal Electronics, Inc.*	23,720	829,014
William Lyon Homes, Class A*	20,494	447,384
ZAGG, Inc.*	91,678	1,366,002
Total Consumer Discretionary		21,983,489
Consumer Staples - 3.3%
Calavo Growers, Inc.[1]	2,963	274,077
The Chefs’ Warehouse, Inc.*	31,926	860,406
Craft Brew Alliance, Inc.*	23,100	457,380
John B Sanfilippo & Son, Inc.[1]	10,860	834,808
Landec Corp. *	47,530	665,420
Limoneira Co.	24,219	660,210
MGP Ingredients, Inc.[1]	13,025	1,068,962
Natural Grocers by Vitamin Cottage, Inc.*,1	9,706	128,799
Primo Water Corp.*,1	54,360	954,018
Turning Point Brands, Inc.	10,642	356,081
Total Consumer Staples		6,260,161
Energy - 2.9%
Abraxas Petroleum Corp.*	99,700	259,220
Callon Petroleum Co.*,1	77,420	833,039
Comstock Resources, Inc.*	10,389	94,540
Contango Oil & Gas Co.*,1	35,269	197,859
Dawson Geophysical Co.*	49,188	384,158
Era Group, Inc.*	34,320	484,942
Evolution Petroleum Corp.	25,227	271,190
GasLog, Ltd. (Monaco)	13,416	226,060
Matrix Service Co.*	13,096	261,265
Natural Gas Services Group, Inc.*,1	1,404	31,028
North American Construction Group, Ltd. (Canada)	22,000	144,100
Profire Energy, Inc.*,1	43,589	151,690
Ring Energy, Inc.*	85,446	1,056,113
Solaris Oilfield Infrastructure, Inc., Class A*,1	45,634	715,997
TransGlobe Energy Corp. (Canada)*	103,084	333,992
Total Energy		5,445,193
Financials - 17.6%
American National Bankshares, Inc.	5,700	229,710
AMERISAFE, Inc.	22,110	1,388,508
Arrow Financial Corp.	7,833	303,137

4

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.6% (continued)
Atlas Financial Holdings, Inc.*	37,117	$313,639
BankFinancial Corp.	12,200	204,228
Bridge Bancorp, Inc.	9,621	344,432
Bridgewater Bancshares, Inc.*,1	41,153	524,701
Bryn Mawr Bank Corp.	11,539	563,680
Byline Bancorp, Inc.*,1	23,350	526,309
CenterState Bank Corp.	27,525	763,819
Charter Financial Corp.	6,100	137,799
CoBiz Financial, Inc.	51,660	1,131,354
Compass Diversified Holdings, MLP [1]	127,860	2,224,764
Cowen, Inc.*,1	14,705	230,869
Diamond Hill Investment Group, Inc.	1,400	268,436
Entegra Financial Corp.*	8,100	236,115
Farmers Capital Bank Corp.	2,800	157,640
Farmers National Banc Corp.	6,949	111,010
FedNat Holding Co.	20,896	486,877
First Bancorp	32,170	1,332,481
First Business Financial Services, Inc.	4,162	98,889
First Community Bancshares, Inc.	12,799	416,352
First Defiance Financial Corp.	18,000	578,880
First Financial Corp.	10,061	517,135
Flushing Financial Corp.	16,398	411,262
FS Bancorp, Inc.	3,731	228,972
GAIN Capital Holdings, Inc.	27,347	186,233
German American Bancorp, Inc.	25,305	927,175
Goosehead Insurance, Inc., Class A*,1	53,975	1,466,500
Hallmark Financial Services, Inc.*	7,900	83,424
Hamilton Lane, Inc., Class A	10,595	518,837
HCI Group, Inc.	5,555	237,698
Heritage Commerce Corp.	39,114	595,706
Heritage Financial Corp.[1]	33,297	1,167,060
Heritage Insurance Holdings, Inc.	26,696	458,370
HomeTrust Bancshares, Inc.*	16,100	468,510
Independent Bank Corp.	21,800	534,100
International Money Express, Inc.*	71,044	703,336
Kingstone Cos., Inc.	52,449	857,541
Kinsale Capital Group, Inc.	19,618	1,161,876
Live Oak Bancshares, Inc.	26,605	756,912
Macatawa Bank Corp.	9,392	115,240
Marlin Business Services Corp.	7,504	231,123
Mercantile Bank Corp.	32,270	1,146,230
Northeast Bancorp	19,100	409,695

	Shares	Value
Northrim BanCorp, Inc.	29,511	$1,189,294
Old Second Bancorp, Inc.	28,353	439,472
Oppenheimer Holdings, Inc., Class A	15,904	469,963
Orrstown Financial Services, Inc.	4,000	105,200
Pacific Premier Bancorp, Inc. *	38,493	1,424,241
People’s Utah Bancorp[1]	7,000	254,450
Preferred Bank	20,900	1,300,816
RBB Bancorp.	15,089	455,235
Regional Management Corp.*	15,301	507,534
State Bank Financial Corp.	5,650	177,693
Trupanion, Inc. *,1	28,777	1,197,123
United Community Financial Corp.	32,300	337,535
Total Financials		33,615,120
Health Care - 19.7%
Accelerate Diagnostics, Inc.*,1	18,289	401,444
Acceleron Pharma, Inc.*	8,474	369,127
Adamas Pharmaceuticals, Inc.*,1	10,133	240,963
Addus HomeCare Corp.*	5,838	386,184
Arcus Biosciences, Inc.*,1	21,801	255,072
Arena Pharmaceuticals, Inc.*	9,999	385,861
Ascendis Pharma A/S, ADR (Denmark)*	4,822	327,607
Audentes Therapeutics, Inc.*,1	29,998	1,129,425
AxoGen, Inc.*	24,662	1,107,940
CareDx, Inc.*	92,369	1,243,287
Collegium Pharmaceutical, Inc.*,1	17,914	345,203
CryoLife, Inc.*	11,048	329,230
CryoPort, Inc.*,1	12,194	179,983
Cutera, Inc.*	12,817	512,680
Deciphera Pharmaceuticals, Inc.*	30,421	1,046,482
Denali Therapeutics, Inc.*,1	27,129	341,554
Dynavax Technologies Corp.*,1	26,977	364,190
ElectroCore LLC*	14,800	199,800
Enzo Biochem, Inc.*	32,002	141,449
Glaukos Corp.*,1	17,846	742,572
GTx, Inc.*,1	14,164	231,156
Harvard Bioscience, Inc.*	49,320	281,124
Homology Medicines, Inc.*	27,310	480,929
Inspire Medical Systems, Inc.*	9,782	438,234
Intersect ENT, Inc.*	28,115	909,520
Invacare Corp.	36,330	648,491
iRhythm Technologies, Inc.*	18,133	1,369,948
Lantheus Holdings, Inc.*	31,812	459,683
LeMaitre Vascular, Inc.	11,800	424,800

5

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 19.7% (continued)
Mirati Therapeutics, Inc.*,1	11,158	$685,101
MyoKardia, Inc.*	16,507	947,502
Myovant Sciences, Ltd. (United Kingdom)*	54,410	1,104,523
National Research Corp.	3,900	148,005
Neuronetics, Inc. *	42,068	1,049,596
Nuvectra Corp.*	21,935	343,941
Optinose, Inc.*,1	41,744	849,490
OrthoPediatrics Corp.*,1	33,570	943,317
PetIQ, Inc.*	13,253	363,132
Pieris Pharmaceuticals, Inc.*	79,534	436,642
Repligen Corp.*	9,400	454,302
Rocket Pharmaceuticals, Inc.*	36,436	747,302
RTI Surgical, Inc.*	94,600	435,160
SeaSpine Holdings Corp.*	17,808	248,600
Sientra, Inc. *	71,247	1,458,426
Simulations Plus, Inc.[1]	13,500	239,625
Spark Therapeutics, Inc.*,1	4,423	339,333
STAAR Surgical Co.*,1	40,095	1,236,931
Surface Oncology, Inc.*,1	34,684	383,605
Surmodics, Inc.*	11,030	648,564
Tabula Rasa HealthCare, Inc.*	5,665	329,930
Tactile Systems Technology, Inc. *,1	57,361	2,757,344
Tandem Diabetes Care, Inc.*	40,855	1,125,964
US Physical Therapy, Inc.	2,600	272,350
Utah Medical Products, Inc.	4,373	424,181
Veracyte, Inc.*,1	53,548	579,925
Vericel Corp.*,1	79,463	830,388
ViewRay, Inc.*	97,170	1,158,266
Vocera Communications, Inc.*	22,147	668,396
Xencor, Inc.*	13,014	484,381
Zymeworks, Inc. (Canada)*,1	42,698	529,028
Total Health Care		37,517,188
Industrials - 17.2%
ACCO Brands Corp.	116,453	1,490,598
Aerovironment, Inc.*	12,375	910,924
Air Transport Services Group, Inc. *	42,535	958,314
Allied Motion Technologies, Inc.	15,729	721,647
Armstrong Flooring, Inc.*	24,578	321,234
AZZ, Inc.	3,970	215,174
Barrett Business Services, Inc.	4,570	419,892
Blue Bird Corp.*,1	15,090	340,279
Broadwind Energy, Inc.*	59,310	138,192

	Shares	Value
Casella Waste Systems, Inc., Class A*	19,567	$539,266
CBIZ, Inc.*	17,660	388,520
Columbus McKinnon Corp.	62,700	2,580,732
Commercial Vehicle Group, Inc.*	20,000	140,200
Covenant Transportation Group, Inc., Class A*	37,739	1,093,676
CPI Aerostructures, Inc.*	11,364	106,822
CRA International, Inc.	8,850	478,962
DMC Global, Inc.	36,855	1,512,898
Ducommun, Inc. *	40,380	1,345,865
Echo Global Logistics, Inc. *	52,540	1,810,003
Ennis, Inc.	32,422	705,178
Gencor Industries, Inc.*	15,210	228,150
Global Brass & Copper Holdings, Inc.	12,000	395,400
Graham Corp.	24,149	643,088
The Greenbrier Cos., Inc.[1]	22,427	1,270,490
Heidrick & Struggles International, Inc.	11,001	449,941
Heritage-Crystal Clean, Inc.*	19,900	479,590
Hudson Technologies, Inc.*	81,050	147,511
InnerWorkings, Inc.*	9,840	87,182
Insteel Industries, Inc.[1]	15,420	634,225
Kornit Digital, Ltd. (Israel)*	25,253	459,605
Lydall, Inc.*	14,562	675,677
Manitex International, Inc. *	60,489	733,731
Marten Transport, Ltd.	32,607	712,463
NN, Inc.	36,920	793,780
NV5 Global, Inc. *,1	36,190	2,725,107
Orion Group Holdings, Inc.*	42,800	392,476
Patrick Industries, Inc.*	43,787	2,681,954
PGT Innovations, Inc.*	18,870	452,880
Radiant Logistics, Inc.*,1	57,120	227,909
Sterling Construction Co., Inc.*	31,634	424,845
Titan Machinery, Inc.*	20,517	310,627
Transcat, Inc.*	7,500	171,375
Universal Logistics Holdings, Inc.	12,732	426,522
Vectrus, Inc.*	17,830	560,040
Willdan Group, Inc.*	15,160	422,661
Total Industrials		32,725,605
Information Technology - 18.1%
8x8, Inc.*	32,232	643,028
Alteryx, Inc., Class A*,1	19,424	757,342
American Software, Inc., Class A	21,828	326,547
Amtech Systems, Inc.*	24,737	140,011
Appfolio, Inc., Class A*	8,703	628,357

6

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.1% (continued)
Appian Corp.*,1	30,786	$956,829
Apptio, Inc., Class A*	27,627	927,438
Aquantia Corp.*,1	38,033	485,301
AXT, Inc.*	82,890	625,820
Bel Fuse, Inc., Class B	12,700	285,750
Carbonite, Inc.*	14,814	508,120
Care.com, Inc.*	49,948	900,063
CEVA, Inc.*	6,053	182,195
Comtech Telecommunications Corp.	31,798	1,068,413
CTS Corp.	8,438	294,486
Endava PLC, ADR (United Kingdom)*	8,200	196,062
Everbridge, Inc. *	62,642	2,817,637
Everi Holdings, Inc.*	39,218	288,252
EverQuote, Inc., Class A*	24,103	365,160
Five9, Inc.*	25,766	821,935
Glu Mobile, Inc.*	121,450	647,329
The Hackett Group, Inc.	25,400	457,962
Ichor Holdings, Ltd.*,1	9,034	189,714
Information Services Group, Inc.*	48,600	199,260
Instructure, Inc.*	12,242	473,765
inTEST Corp.*	44,550	322,988
Mimecast, Ltd.*	13,414	481,697
Mitek Systems, Inc.*,1	50,110	423,430
Model N, Inc. *	39,409	734,978
Napco Security Technologies, Inc.*	9,500	150,100
Novanta, Inc.*	39,430	2,458,460
NVE Corp.	4,173	445,760
Park Electrochemical Corp.	7,148	158,042
PC Connection, Inc.	25,906	876,918
PC-Tel, Inc.	13,900	86,041
Points International, Ltd. (Canada)*	20,764	301,909
PRGX Global, Inc.*	25,805	233,535
PROS Holdings, Inc.*	19,185	712,531
QAD, Inc., Class A	7,000	348,600
Quotient Technology, Inc.*	26,052	384,267
Rapid7, Inc.*	12,099	336,473
Sapiens International Corp. N.V. (Israel)[1]	60,271	621,997
SendGrid, Inc. *,1	40,448	1,032,638
Talend, S.A., ADR *	28,975	1,713,871
TechTarget, Inc. *	62,008	1,762,268
TESSCO Technologies, Inc.	43,493	806,795
TransAct Technologies, Inc.	8,514	94,080

	Shares	Value
Tyler Technologies, Inc.*	5,740	$1,291,443
Unisys Corp.*,1	17,677	227,149
Upland Software, Inc.*	12,134	380,037
USA Technologies, Inc.*	114,780	1,543,791
Varonis Systems, Inc.*	5,567	332,767
Vishay Precision Group, Inc. *	24,978	996,622
Zuora, Inc., Class A*,1	5,601	137,393
Total Information Technology		34,583,356
Materials - 4.0%
AgroFresh Solutions, Inc.*,1	25,615	182,123
FutureFuel Corp.	23,750	326,800
Koppers Holdings, Inc.*	22,815	856,703
Myers Industries, Inc.	23,451	505,369
OMNOVA Solutions, Inc. *	168,108	1,571,810
Trecora Resources*	22,923	343,845
UFP Technologies, Inc. *	20,235	661,684
Universal Stainless & Alloy Products, Inc. *	85,897	2,569,180
US Concrete, Inc.*,1	10,630	536,815
Total Materials		7,554,329
Real Estate - 1.7%
CatchMark Timber Trust, Inc., Class A, REIT	16,400	203,688
Community Healthcare Trust, Inc., REIT	48,970	1,469,100
Consolidated-Tomoka Land Co.[1]	4,700	307,897
NexPoint Residential Trust, Inc., REIT	14,935	447,162
UMH Properties, Inc., REIT	37,250	575,140
Whitestone, REIT	18,144	235,872
Total Real Estate		3,238,859
Telecommunication Services - 0.5%
Boingo Wireless, Inc.*	41,944	969,326
Utilities - 0.5%
Middlesex Water Co.	4,600	203,734
Unitil Corp.	16,720	851,215
Total Utilities		1,054,949
Total Common Stocks (Cost $124,292,095)		184,947,575
Exchange Traded Funds - 0.0%#
SPDR S&P Regional Banking ETF[1] (Cost $10,620)	550	33,831

7

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 10.5%
Joint Repurchase Agreements - 7.7%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $733,970 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 -02/29/24, totaling $748,610)	$733,931	$733,931
MUFG Securities America, Inc., dated 07/31/18, due 08/01/18, 1.900% total to be received $3,489,946 (collateralized by various U.S. Government Agency Obligations, 2.428% -6.000%, 02/01/21 - 10/15/58, totaling $3,559,557)	3,489,762	3,489,762
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $3,489,949 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 -06/20/68, totaling $3,559,557)	3,489,762	3,489,762
RBC Dominion Securities, Inc., dated 07/31/18, due 08/01/18, 1.920% total to be received $3,489,948 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 -09/09/49, totaling $3,559,557)	3,489,762	3,489,762

	Principal Amount	Value
State of Wisconsin Investment Board, dated 07/31/18, due 08/01/18, 2.110% total to be received $3,489,967 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/20 - 02/15/48, totaling $3,559,565)	$3,489,762	$3,489,762
Total Joint Repurchase Agreements		14,692,979

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	5,238,602	5,238,602
Total Short-Term Investments (Cost $19,931,581)		19,931,581
Total Investments - 107.5% (Cost $144,234,296)		204,912,987
Other Assets, less Liabilities - (7.5)%		(14,262,150)
Net Assets - 100.0%		$190,650,837

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $14,429,206 or 7.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$184,947,575	—	—	$184,947,575
Exchange Traded Funds	33,831	—	—	33,831
Short-Term Investments
Joint Repurchase Agreements	—	$14,692,979	—	14,692,979
Other Investment Companies	5,238,602	—	—	5,238,602

Total Investments in Securities	$190,220,008	$14,692,979	—	$204,912,987

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 42.4%
Financials - 18.2%
American Tower Corp. 3.375%, 10/15/26	$2,338,000	$2,173,143
Bank of America Corp., MTN 3.875%, 08/01/25	4,962,000	4,952,909
Berkshire Hathaway, Inc. 3.125%, 03/15/26	4,467,000	4,329,820
Crown Castle International Corp. 5.250%, 01/15/23	4,718,000	4,949,480
The Goldman Sachs Group, Inc. 6.125%, 02/15/33	4,150,000	4,846,047
Host Hotels & Resorts LP Series C 4.750%, 03/01/23	3,435,000	3,526,321
JPMorgan Chase & Co. 2.950%, 10/01/26	3,065,000	2,858,322
Morgan Stanley, GMTN 5.500%, 07/28/21	4,747,000	5,023,460
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	2,962,000	2,879,601
US Bancorp, MTN 2.950%, 07/15/22	5,812,000	5,684,913
Visa, Inc. 3.150%, 12/14/25	3,680,000	3,582,382
Wells Fargo & Co. (3-Month LIBOR plus 0.930%) 3.268%, 02/11/22[1]	7,080,000	7,159,491
Total Financials		51,965,889
Industrials - 24.2%
AbbVie, Inc. 3.200%, 11/06/22	3,591,000	3,527,762
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	2,903,000	2,852,728
Apple, Inc. (3-Month LIBOR plus 0.500%) 2.841%, 02/09/22[1]	7,050,000	7,143,256
AT&T, Inc. 3.200%, 03/01/22	5,775,000	5,694,725
Automatic Data Processing, Inc. 3.375%, 09/15/25	4,278,000	4,259,152
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	2,841,000	3,525,533
Comcast Corp. 7.050%, 03/15/33	1,637,000	2,080,965
CVS Health Corp. 5.125%, 07/20/45	2,755,000	2,877,073

	Principal Amount	Value
Fidelity National Information Services, Inc. 5.000%, 10/15/25	$2,718,000	$2,880,164
General Motors Financial Co., Inc. 4.250%, 05/15/23	2,865,000	2,880,503
The George Washington University, Series 2018 4.126%, 09/15/48	4,316,000	4,327,340
Georgia-Pacific LLC 8.000%, 01/15/24	2,298,000	2,767,855
International Paper Co. 3.000%, 02/15/27	5,489,000	5,033,708
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,995,000	2,870,890
McDonald’s Corp., MTN 3.700%, 01/30/26	3,450,000	3,447,244
Microsoft Corp. 3.750%, 02/12/45	3,641,000	3,587,354
Oracle Corp. 3.800%, 11/15/37	2,870,000	2,785,962
Owens Corning 4.200%, 12/15/22	3,391,000	3,393,666
The Walt Disney Co., MTN 2.950%, 06/15/27	3,000,000	2,873,846
Total Industrials		68,809,726
Total Corporate Bonds and Notes (Cost $124,339,333)		120,775,615
Municipal Bonds - 7.2%
Los Angeles Unified School District 5.750%, 07/01/34	4,070,000	4,901,501
State of California 7.550%, 04/01/39	3,820,000	5,652,339
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	3,215,000	3,555,244
Metropolitan Transportation Authority 6.687%, 11/15/40	2,680,000	3,550,437
JobsOhio Beverage System 4.532%, 01/01/35	2,550,000	2,732,988
Total Municipal Bonds (Cost $20,712,903)		20,392,509
U.S. Government and Agency Obligations - 48.6%
Fannie Mae - 26.1%
Fannie Mae Pool,
3.000%, 09/01/46	597,983	578,224
3.500%, 07/01/28 to 02/01/46	11,249,482	11,298,974
4.000%, 03/01/44 to 02/01/47	8,145,833	8,343,809
4.500%, 04/01/39 to 06/01/46	27,791,720	29,110,765
5.000%, 02/01/34 to 08/01/40	12,308,568	13,165,293
5.500%, 08/01/37 to 10/01/41	10,909,022	11,810,984
Total Fannie Mae		74,308,049

9

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 4.2%
Freddie Mac Gold Pool,
3.000%, 06/01/43	$394,239	$383,465
3.500%, 11/01/25 to 05/01/44	4,819,401	4,856,036
4.000%, 05/01/26	227,944	233,644
5.000%, 01/01/40 to 07/01/44	6,059,031	6,476,406
Total Freddie Mac		11,949,551
U.S. Treasury Obligations - 18.3%
U.S. Treasury Notes,
1.750%, 03/31/22	2,948,000	2,840,674
2.000%, 11/30/22	15,425,000	14,908,624
(3-Month Bill Money Market Yield), 2.020%, 01/31/20[1]	4,295,000	4,295,318
U.S. Treasury Bonds,
3.500%, 02/15/39	2,623,000	2,810,247
4.500%, 02/15/36	9,409,000	11,332,699
6.250%, 08/15/23	13,929,000	16,149,207
Total U.S. Treasury Obligations		52,336,769
Total U.S. Government and Agency Obligations (Cost $143,360,142)		138,594,369

	Shares	Value
Short-Term Investments - 1.2%
Other Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[2]	3,398,699	$3,398,699
Total Short-Term Investments (Cost $3,398,699)		3,398,699
Total Investments - 99.4% (Cost $291,811,077)		283,161,192
Other Assets, less Liabilities - 0.6%		1,806,222
Net Assets - 100.0%		$284,967,414

[1]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2018.
[2]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

GMTN   Global Medium-Term Notes

LIBOR London Interbank Offered Rate

LP        Limited Partnership

MTN    Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$120,775,615	—	$120,775,615
Municipal Bonds	—	20,392,509	—	20,392,509
U.S. Government and Agency Obligations†	—	138,594,369	—	138,594,369
Short-Term Investments
Other Investment Companies	$3,398,699	—	—	3,398,699

Total Investments in Securities	$3,398,699	$279,762,493	—	$283,161,192

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

10

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

11

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

12

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 13.2%
Amazon.com, Inc.*	1,049	$1,864,535
Asbury Automotive Group, Inc.*	5,377	378,003
Best Buy Co., Inc.	2,515	188,700
Cambium Learning Group, Inc.*	15,810	187,507
Career Education Corp.*	3,197	58,825
Comcast Corp., Class A	3,542	126,733
Crocs, Inc.*	75,023	1,358,666
Extended Stay America, Inc. (Units)	13,285	282,838
Gentex Corp.	3,990	92,568
Graham Holdings Co., Class B	662	370,058
Grand Canyon Education, Inc.*	4,094	477,074
The Home Depot, Inc.	2,034	401,756
International Speedway Corp., Class A	5,124	221,869
Johnson Outdoors, Inc., Class A	3,467	281,070
Liberty Expedia Holdings, Inc., Class A*	738	35,549
Liberty Media Corp-Liberty SiriusXM*	19,069	898,913
Lowe’s Cos, Inc.	6,998	695,181
MCBC Holdings, Inc.*	13,820	344,947
Netflix, Inc.*	1,041	351,285
Penn National Gaming, Inc.*	10,642	341,076
Ross Stores, Inc.	3,534	308,978
Standard Motor Products, Inc.	3,900	190,086
Stoneridge, Inc.*	6,312	214,608
Taylor Morrison Home Corp., Class A*	9,474	185,027
Tenneco, Inc.	1,765	81,366
The Walt Disney Co.	410	46,560
Total Consumer Discretionary		9,983,778
Consumer Staples - 7.4%
Central Garden & Pet Co.*,1	8,781	379,076
Central Garden & Pet Co., Class A*	11,889	476,987
The Coca-Cola Co.	1,355	63,183
Medifast, Inc.	9,516	1,633,707
National Beverage Corp.*,1	6,098	643,400
The Procter & Gamble Co.	1,616	130,702
Tyson Foods, Inc., Class A	16,596	956,759
United Natural Foods, Inc.*	425	13,685
US Foods Holding Corp.*,1	23,659	799,911
USANA Health Sciences, Inc.*	4,059	536,803
Total Consumer Staples		5,634,213
Energy - 5.4%
Abraxas Petroleum Corp.*	62,095	161,447

	Shares	Value
Chevron Corp.	1,910	$241,175
Exxon Mobil Corp.	14,541	1,185,237
Marathon Petroleum Corp.	9,400	759,802
Phillips 66	4,600	567,364
Valero Energy Corp.	5,800	686,430
W&T Offshore, Inc.*	67,152	466,035
Total Energy		4,067,490
Financials - 14.3%
Arch Capital Group, Ltd. (Bermuda)*	35,100	1,072,656
Bank of America Corp.	12,444	384,271
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	2,427	120,039
Berkshire Hathaway, Inc., Class B*	10,287	2,035,489
Brown & Brown, Inc.	51,000	1,492,260
Canadian Imperial Bank of Commerce (Canada)[1]	1,823	166,312
Citigroup, Inc.	4,100	294,749
CNA Financial Corp.	7,206	337,097
Discover Financial Services	6,597	471,092
Employers Holdings, Inc.	11,883	551,965
Enterprise Financial Services Corp.	2,000	112,500
Erie Indemnity Co., Class A	2,000	248,480
Everest Re Group, Ltd. (Bermuda)	2,200	480,370
First Defiance Financial Corp.	2,962	95,258
First Financial Corp.	525	26,985
First Interstate BancSystem, Inc., Class A	4,099	176,872
Houlihan Lokey, Inc.	14,504	713,016
JPMorgan Chase & Co.	9,786	1,124,901
Pzena Investment Management, Inc., Class A	7,275	70,931
SEI Investments Co.	6,522	390,929
SunTrust Banks, Inc.	3,197	230,408
Wells Fargo & Co.	4,843	277,455
Total Financials		10,874,035
Health Care - 13.7%
AbbVie, Inc.	202	18,630
Agilent Technologies, Inc.	1,239	81,824
Amgen, Inc.	6,296	1,237,479
AngioDynamics, Inc.*	5,317	112,401
Anika Therapeutics, Inc.*	9,000	360,270
Atrion Corp.	251	172,688
Biogen, Inc.*	1,735	580,132
Cantel Medical Corp.	2,899	268,766
Catalent, Inc.*	7,139	297,696
Centene Corp.*	10,956	1,427,896
Charles River Laboratories International, Inc.*	5,950	739,585

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 13.7% (continued)
CytomX Therapeutics, Inc.*	8,890	$234,163
Haemonetics Corp.*	2,051	200,260
Halozyme Therapeutics, Inc.*	10,493	189,923
IDEXX Laboratories, Inc.*	353	86,460
Johnson & Johnson	5,641	747,545
McKesson Corp.	1,199	150,594
Medidata Solutions, Inc.*,1	1,451	107,824
Merck & Co., Inc.	684	45,055
OraSure Technologies, Inc.*	9,021	151,463
Pfizer, Inc.	5,778	230,716
The Providence Service Corp.*	4,454	312,136
Simulations Plus, Inc.	1,181	20,963
UnitedHealth Group, Inc.	8,199	2,076,151
WellCare Health Plans, Inc.*	2,003	535,642
Total Health Care		10,386,262
Industrials - 10.1%
Alaska Air Group, Inc.	17,694	1,111,714
Allison Transmission Holdings, Inc.	22,735	1,068,545
Atkore International Group, Inc.*	3,481	82,360
The Boeing Co.	386	137,532
BWX Technologies, Inc.	24,011	1,578,963
Continental Building Products, Inc.*	23,053	735,391
Copa Holdings, S.A., Class A (Panama)	1,088	105,906
Delta Air Lines, Inc.	2,728	148,458
Gardner Denver Holdings, Inc.*	2,209	63,199
HEICO Corp., Class A	387	25,091
Huntington Ingalls Industries, Inc.	5,799	1,351,457
ICF International, Inc.	1,569	115,557
Rush Enterprises, Inc., Class B	5,151	231,744
Southwest Airlines Co.	4,500	261,720
TPI Composites, Inc.*	1,903	58,650
UniFirst Corp.	3,000	561,450
Total Industrials		7,637,737
Information Technology - 25.4%
Alphabet, Inc., Class A*	801	983,003
Alphabet, Inc., Class C*	814	990,850
Appfolio, Inc., Class A*	2,427	175,229
Apple, Inc.	13,047	2,482,714
Aspen Technology, Inc.*	3,817	365,630
CACI International, Inc., Class A*	4,423	774,910
Care.com, Inc.*	3,364	60,619
CDW Corp.	8,540	718,129

	Shares	Value
Cisco Systems, Inc.	2,742	$115,959
CSG Systems International, Inc.	2,698	109,728
Diodes, Inc.*	1,286	47,788
Facebook, Inc., Class A*	6,330	1,092,431
Intel Corp.	3,793	182,443
KLA-Tencor Corp.	2,029	238,245
Mastercard, Inc., Class A	10,671	2,112,858
MAXIMUS, Inc.	1,543	100,002
Micron Technology, Inc.*	14,330	756,481
Microsoft Corp.	27,500	2,917,200
NVIDIA Corp.	211	51,665
ON Semiconductor Corp.*	787	17,353
Oracle Corp.	583	27,797
PC Connection, Inc.	1,741	58,933
Progress Software Corp.	26,502	975,009
QAD, Inc., Class A	9,851	490,580
Rudolph Technologies, Inc.*	16,756	479,222
salesforce.com, Inc.*	1,696	232,606
ServiceNow, Inc.*	326	57,363
TechTarget, Inc.*	4,156	118,113
Twitter, Inc. *	994	31,679
Virtusa Corp.*	1,224	64,664
Visa, Inc., Class A	17,044	2,330,597
Zynga, Inc., Class A*	25,605	97,043
Total Information Technology		19,256,843
Materials - 3.6%
AdvanSix, Inc.*	4,109	166,291
Boise Cascade Co.	6,426	277,925
Cabot Corp.	2,197	145,222
Graphic Packaging Holding Co.	25,299	367,594
Louisiana-Pacific Corp.	25,890	696,959
LyondellBasell Industries NV, Class A	7,700	853,083
SunCoke Energy, Inc.*	15,286	174,413
Valhi, Inc.	7,299	39,123
Total Materials		2,720,610
Real Estate - 3.5%
American Homes 4 Rent, Class A, REIT	11,900	263,466
American Tower Corp., REIT	481	71,303
Equity Commonwealth, REIT *	1,867	60,192
Marcus & Millichap, Inc.*	16,817	676,212
Newmark Group, Inc., Class A	5,288	73,715
Park Hotels & Resorts, Inc., REIT	20,815	651,093

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 3.5% (continued)
The RMR Group, Inc., Class A	9,595	$832,846
Total Real Estate		2,628,827
Telecommunication Services - 1.4%
AT&T, Inc.	10,870	347,514
Boingo Wireless, Inc.*	12,095	279,515
Verizon Communications, Inc.	2,873	148,362
Vonage Holdings Corp.*	25,110	321,659
Total Telecommunication Services		1,097,050
Utilities - 1.5%
American Water Works Co., Inc.	4,551	401,626
Hawaiian Electric Industries, Inc.	10,503	369,391
MDU Resources Group, Inc.	2,426	70,354
PNM Resources, Inc.	43	1,692
Vectren Corp.	4,069	290,811
Total Utilities		1,133,874
Total Common Stocks (Cost $45,290,548)		75,420,719

	Principal Amount	Value
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 1.9%[2]
Bank of Montreal, dated 07/31/18, due 08/01/18, 1.900% total to be received $467,358 (collateralized by various U.S. Treasuries, 1.000% - 2.750%, 11/30/19 - 09/09/49, totaling $476,680)	$467,333	$467,333
NBC Global Finance Ltd, dated 07/31/18, due 08/01/18, 1.950% total to be received $1,000,054 (collateralized by various U.S. Treasuries, 0.000% - 6.250%, 04/15/20 -09/09/49, totaling $1,019,992)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,467,333

	Shares
Other Investment Companies - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[3]	624,664	624,664
Total Short-Term Investments (Cost $2,091,997)		2,091,997
Total Investments - 102.2% (Cost $47,382,545)		77,512,716
Other Assets, less Liabilities - (2.2)%		(1,700,121)
Net Assets - 100.0%		$75,812,595

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,456,121 or 1.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$75,420,719	—	—	$75,420,719
Short-Term Investments
Joint Repurchase Agreements	—	$1,467,333	—	1,467,333
Other Investment Companies	624,664	—	—	624,664

Total Investments in Securities	$76,045,383	$1,467,333	—	$77,512,716

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Long Positions - 76.5%
Common Stocks - 49.5%
Consumer Discretionary - 6.0%
Abercrombie & Fitch Co., Class A	700	$16,583
American Eagle Outfitters, Inc.	586	14,756
American Public Education, Inc.*,1	187	8,247
Career Education Corp.*,1	8,176	150,438
Crocs, Inc.*	5,083	92,053
Entravision Communications Corp., Class A	13,068	63,380
Etsy, Inc.*	804	32,851
Gentex Corp.	24,796	575,267
Grand Canyon Education, Inc.*	3,853	448,990
Hibbett Sports, Inc.*,2	274	6,288
International Speedway Corp., Class A	8,662	375,065
J. Jill, Inc.*	10,913	89,378
Liberty Expedia Holdings, Inc., Class A*	5,225	251,688
Nautilus, Inc.*,1	2,141	30,509
Ross Stores, Inc.	5,823	509,105
Speedway Motorsports, Inc.	13,970	246,571
Tailored Brands, Inc.	319	6,431
Tenneco, Inc.[1]	3,711	171,077
The TJX Cos., Inc.	1,539	149,683
Tower International, Inc.	3,628	117,184
Total Consumer Discretionary		3,355,544
Consumer Staples - 1.9%
Performance Food Group Co.*	4,910	176,024
Sprouts Farmers Market, Inc.*	1,084	23,295
United Natural Foods, Inc.*,1	3,747	120,653
US Foods Holding Corp.*,2	5,853	197,890
USANA Health Sciences, Inc.*	3,932	520,007
Total Consumer Staples		1,037,869
Energy - 0.7%
Adams Resources & Energy, Inc.[1]	770	30,800
Archrock, Inc.	3,917	53,467
Bonanza Creek Energy, Inc.*	262	9,746
Centennial Resource Development, Inc., Class A*,2	4,652	83,550
Evolution Petroleum Corp.[1]	11,189	120,282
McDermott International, Inc.*	1,310	23,593
Ocean Rig UDW, Inc., Class A (Cayman Islands)*	270	7,571
SEACOR Holdings, Inc.*	283	14,934
TETRA Technologies, Inc.*,1	16,396	70,667
Total Energy		414,610

	Shares	Value
Financials - 11.0%
American Equity Investment Life Holding Co.	820	$29,299
American Financial Group, Inc. [1]	901	101,534
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	9,382	464,034
Cadence BanCorp.	11,153	303,696
Capital City Bank Group, Inc.	1,700	41,174
Cathay General Bancorp	2,420	100,648
Century Bancorp, Inc. , Class A	309	23,901
Dynex Capital, Inc., REIT [1]	15,678	104,259
Employers Holdings, Inc.[1]	8,984	417,307
Essent Group, Ltd.*,1	9,971	382,886
Evercore, Inc., Class A	4,591	518,783
Federated Investors, Inc., Class B	11,339	274,404
First American Financial Corp.[1]	8,214	459,984
Heritage Commerce Corp.[1]	15,667	238,608
Houlihan Lokey, Inc.	10,615	521,833
Investment Technology Group, Inc.	13,700	303,455
Kemper Corp.	573	45,725
Lazard, Ltd., Class A1	2,520	136,836
MBT Financial Corp.	2,568	29,275
MGIC Investment Corp.*	17,700	220,896
Old Republic International Corp.	135	2,877
Old Second Bancorp, Inc.[1]	3,849	59,659
The Progressive Corp.	9,307	558,513
Pzena Investment Management, Inc., Class A	15,889	154,918
SEI Investments Co.	6,527	391,228
Shore Bancshares, Inc.	3,175	61,341
Silvercrest Asset Management Group, Inc., Class A	2,877	50,204
United Community Financial Corp.	5,599	58,510
Universal Insurance Holdings, Inc.	2,454	108,958
Total Financials		6,164,745
Health Care - 3.6%
Acorda Therapeutics, Inc.*	7,842	195,658
Biogen, Inc.*	181	60,521
Celgene Corp.*	1,068	96,216
Depomed, Inc.*	628	5,564
Genomic Health, Inc.*	1,074	57,652
Haemonetics Corp.*	2,199	214,710
Halozyme Therapeutics, Inc.*	10,826	195,951
HealthEquity, Inc.*	596	44,998
Horizon Pharma PLC*	2,116	37,305
Ligand Pharmaceuticals, Inc.*,2	772	168,551

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 3.6% (continued)
Medpace Holdings, Inc.*	1,610	$98,806
PDL BioPharma, Inc.*	9,813	24,631
Triple-S Management Corp., Class B (Puerto Rico)*	1,083	38,457
UnitedHealth Group, Inc.	1,911	483,903
Vanda Pharmaceuticals, Inc.*	1,106	23,060
Vertex Pharmaceuticals, Inc.*,1	791	138,464
Zoetis, Inc.	1,243	107,495
Total Health Care		1,991,942
Industrials - 7.8%
Aerovironment, Inc.*	666	49,024
Allison Transmission Holdings, Inc.	13,294	624,818
ARC Document Solutions, Inc.*,1	16,806	43,360
Armstrong World Industries, Inc.*	737	50,042
Atkore International Group, Inc.*	15,546	367,818
Avis Budget Group, Inc.*	10,761	375,021
Builders FirstSource, Inc.*,1	2,292	41,095
Commercial Vehicle Group, Inc.*	3,410	23,904
Continental Building Products, Inc.*	11,240	358,556
Gardner Denver Holdings, Inc.*,1	1,868	53,444
GMS, Inc.*	16,324	428,342
Hawaiian Holdings, Inc.[1]	4,008	160,721
HD Supply Holdings, Inc.*,1	4,150	182,517
Herman Miller, Inc.	3,677	139,174
Interface, Inc.	1,454	32,570
JetBlue Airways Corp.*	15,663	281,934
KAR Auction Services, Inc.	2,157	128,234
Kforce, Inc.[1]	2,349	88,792
Moog, Inc., Class A	2,142	160,671
NCI Building Systems, Inc.*	2,472	39,428
The Toro Co.[1]	7,317	440,410
TrueBlue, Inc.*,1	8,366	226,300
YRC Worldwide, Inc.*,1	9,277	90,358
Total Industrials		4,386,533
Information Technology - 7.4%
American Software, Inc., Class A	659	9,859
Aspen Technology, Inc.*	5,386	515,925
Avaya Holdings Corp.*,2	9,353	192,485
Casa Systems Inc.*	4,167	63,463
CDW Corp.	1,921	161,537
Ciena Corp.*	9,594	243,688
Entegris, Inc.	6,968	244,925

	Shares	Value
ePlus, Inc.*	2,048	$202,035
EVERTEC, Inc. (Puerto Rico)	23,831	555,262
Immersion Corp.*,2	5,042	70,790
MAXIMUS, Inc.[1]	6,600	427,746
Micron Technology, Inc.*	10,408	549,438
Nanometrics, Inc.*	2,611	98,330
ON Semiconductor Corp.*,1	5,173	114,065
Progress Software Corp.	5,986	220,225
QuinStreet, Inc.*	1,064	14,109
Science Applications International Corp.	520	43,872
SMART Global Holdings, Inc.*	665	20,302
TTM Technologies, Inc.*	6,877	119,385
Virtusa Corp.*	907	47,917
Vishay Intertechnology, Inc.	173	4,325
XO Group, Inc.*,1	7,247	204,220
Total Information Technology		4,123,903
Materials - 2.6%
AdvanSix, Inc.*	1,128	45,650
Ingevity Corp.*	204	20,333
Kraton Corp.*	3,426	164,756
Louisiana-Pacific Corp.	20,965	564,378
LyondellBasell Industries NV, Class A	2,546	282,071
Reliance Steel & Aluminum Co.[1]	2,605	234,971
SunCoke Energy, Inc.*	1,820	20,766
Trinseo, S.A.	1,655	123,629
Warrior Met Coal, Inc.[2]	848	21,938
Total Materials		1,478,492
Real Estate - 7.1%
Apple Hospitality REIT, Inc., REIT [1]	5,088	91,533
DiamondRock Hospitality Co., REIT	11,074	132,002
First Industrial Realty Trust, Inc., REIT	12,139	395,124
Marcus & Millichap, Inc.*,1	8,955	360,081
Park Hotels & Resorts, Inc., REIT	15,211	475,800
Pebblebrook Hotel Trust, REIT [2]	9,683	373,280
PS Business Parks, Inc., REIT	3,663	468,022
The RMR Group, Inc., Class A	5,612	487,122
Ryman Hospitality Properties, Inc., REIT	248	21,082
Spirit Realty Capital, Inc., REIT	13,702	114,686
Sunstone Hotel Investors, Inc., REIT	34,016	553,440
Xenia Hotels & Resorts, Inc., REIT	21,283	519,092
Total Real Estate		3,991,264
Telecommunication Services - 0.4%
Vonage Holdings Corp.*	19,400	248,514

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.0%
Atlantic Power Corp.*	9,647	$21,224
Consolidated Water Co., Ltd. (Cayman Islands)[2]	2,164	30,404
MDU Resources Group, Inc.	18,012	522,348
Total Utilities		573,976
Total Common Stocks (Cost $26,858,127)		27,767,392

	Principal Amount
Short-Term Investments - 27.0%
Joint Repurchase Agreements - 1.4%[3]
Credit Suisse AG, dated 07/31/18, due 08/01/18, 1.910% total to be received $796,718 (collateralized by various U.S. Treasuries, 1.000% - 2.625%, 12/31/18 - 08/15/20, totaling $812,610)	$796,676	796,676

	Shares
Other Investment Companies - 25.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[4,5]	13,404,916	13,404,916
Morgan Stanley Institutional Liquidity Fund Prime Portfolio, Institutional Class Shares, 2.10%[4]	950,324	950,324
Total Other Investment Companies		14,355,240
Total Short-Term Investments (Cost $15,151,916)		15,151,916
Total Investments - 76.4% (Cost $42,010,043)		42,919,308
Short Sales - (49.5%)[6]
Common Stocks - (49.5%)
Consumer Discretionary - (6.8%)
American Outdoor Brands Corp. *	(1,908)	(18,069)
Barnes & Noble, Inc.	(19,237)	(117,346)
Caesars Entertainment Corp. *	(20,634)	(233,164)
Collectors Universe, Inc.	(1,766)	(23,841)
Dine Brands Global, Inc.	(2,482)	(176,296)
Drive Shack, Inc. *	(4,547)	(28,191)
Entercom Communications Corp., Class A	(32,110)	(242,431)
The EW Scripps Co., Class A	(1,001)	(13,113)
Floor & Decor Holdings, Inc., Class A *	(58)	(2,770)
Gaia, Inc. *	(13,927)	(253,471)
Graham Holdings Co., Class B	(62)	(34,658)
Leggett & Platt, Inc.	(3,652)	(159,118)
Liberty Media Corp-Liberty Braves, Class A *	(4,892)	(125,724)

	Shares	Value
Mattel, Inc.	(31,374)	$(497,905)
Meredith Corp.	(3,519)	(187,035)
Monro, Inc.	(1,884)	(127,076)
Motorcar Parts of America, Inc. *	(12,848)	(277,517)
The New Home Co., Inc. *	(29,690)	(273,742)
SeaWorld Entertainment, Inc. *	(12,557)	(267,464)
Shake Shack, Inc., Class A *	(2,103)	(131,080)
Superior Industries International, Inc.	(10,697)	(196,290)
Under Armour, Inc., Class A *	(5,794)	(115,706)
Wayfair, Inc., Class A *	(1,683)	(183,144)
Zoe’s Kitchen, Inc. *	(13,377)	(130,426)
Total Consumer Discretionary		(3,815,577)
Consumer Staples - (1.4%)
The Andersons, Inc.	(577)	(20,339)
Bunge, Ltd.	(3,083)	(213,128)
Coty, Inc., Class A	(17,896)	(239,986)
Farmer Brothers Co. *	(9,786)	(282,326)
Seneca Foods Corp., Class A *	(298)	(8,031)
SUPERVALU, Inc. *	(84)	(2,715)
Total Consumer Staples		(766,525)
Energy - (1.6%)
Baker Hughes a GE Co.	(1,817)	(62,832)
Green Plains, Inc.	(7,523)	(124,882)
Gulf Island Fabrication, Inc.	(12,637)	(114,365)
International Seaways, Inc. *	(12,301)	(267,793)
Nabors Industries, Ltd.	(9,682)	(57,898)
PHI, Inc. *	(3,303)	(27,448)
SemGroup Corp., Class A	(2,765)	(69,540)
Targa Resources Corp.	(1,747)	(89,219)
Transocean, Ltd. *	(6,834)	(87,953)
Total Energy		(901,930)
Financials - (11.6%)
AGNC Investment Corp., REIT	(11,344)	(220,868)
Ambac Financial Group, Inc. *	(12,567)	(256,618)
American International Group, Inc.	(4,577)	(252,696)
Arlington Asset Investment Corp., Class A	(18,721)	(196,945)
Aspen Insurance Holdings, Ltd. (Bermuda)	(8,721)	(352,764)
Associated Capital Group, Inc., Class A	(8,576)	(319,456)
B. Riley Financial, Inc.	(1,324)	(28,996)
Banc of California, Inc.	(23,132)	(462,640)
Blue Capital Reinsurance Holdings, Ltd. (Bermuda)	(17,177)	(191,524)
Byline Bancorp, Inc. *	(1,739)	(39,197)

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - (11.6%) (continued)
Capstar Financial Holdings, Inc.	(4,908)	$(87,853)
Cowen, Inc. *	(9,436)	(148,145)
eHealth, Inc. *	(7,916)	(187,926)
Ellington Residential Mortgage REIT	(4,323)	(48,418)
First Republic Bank	(2,238)	(221,249)
The Goldman Sachs Group, Inc.	(1,043)	(247,639)
Greenhill & Co., Inc.	(10,293)	(336,581)
Greenlight Capital Re, Ltd., Class A (Cayman Islands)*	(34,480)	(503,408)
Hallmark Financial Services, Inc. *	(9,313)	(98,345)
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	(20,000)	(391,800)
HCI Group, Inc.	(8,140)	(348,311)
Howard Bancorp, Inc. *	(12,366)	(199,093)
LendingClub Corp. *	(47,199)	(194,460)
MidSouth Bancorp, Inc.	(14,065)	(199,020)
New York Community Bancorp, Inc.	(13,135)	(141,464)
Pinnacle Financial Partners, Inc.	(1,228)	(76,750)
Republic First Bancorp, Inc. *	(13,685)	(108,111)
Safeguard Scientifics, Inc. *	(35,606)	(405,908)
Signature Bank/New York NY	(152)	(16,676)
SLM Corp. *	(6,140)	(69,321)
Virtus Investment Partners, Inc.	(1,074)	(143,110)
Total Financials		(6,495,292)
Health Care - (2.0%)
Adamas Pharmaceuticals, Inc. *	(2,273)	(54,052)
Aerie Pharmaceuticals, Inc. *	(886)	(59,849)
Agenus, Inc. *	(24,794)	(45,373)
Community Health Systems, Inc. *	(25,757)	(86,028)
The Cooper Cos., Inc.	(821)	(213,870)
Dermira, Inc. *	(7,167)	(69,807)
Evelo Biosciences, Inc. *	(6,489)	(82,021)
Flexion Therapeutics, Inc. *	(2,175)	(51,895)
Henry Schein, Inc. *	(2,771)	(220,045)
Insmed, Inc. *	(124)	(3,084)
La Jolla Pharmaceutical Co. *	(2,451)	(81,055)
Neos Therapeutics, Inc. *	(1,593)	(8,682)
Quorum Health Corp. *	(10,628)	(51,440)
Radius Health, Inc. *	(2,965)	(71,160)
Repligen Corp. *	(74)	(3,576)
Sienna Biopharmaceuticals, Inc. *	(384)	(5,814)
Total Health Care		(1,107,751)

	Shares	Value
Industrials - (7.5%)
3M Co.	(998)	$(211,895)
Ameresco, Inc., Class A *	(1,356)	(18,170)
American Railcar Industries, Inc.	(2,869)	(130,740)
Arconic, Inc.	(3,431)	(74,418)
Babcock & Wilcox Enterprises, Inc. *	(8,880)	(19,092)
CIRCOR International, Inc.	(12,106)	(536,901)
Daseke, Inc. *	(2,740)	(23,811)
Deere & Co.	(3,294)	(476,938)
Energy Recovery, Inc. *	(1,790)	(14,481)
Flowserve Corp.	(5,277)	(233,929)
FreightCar America, Inc.	(4,265)	(78,092)
General Electric Co.	(24,504)	(333,990)
Great Lakes Dredge & Dock Corp. *	(18,299)	(98,815)
HC2 Holdings, Inc. *	(11,527)	(66,626)
Huttig Building Products, Inc. *	(16,624)	(76,470)
Johnson Controls International PLC	(6,425)	(241,002)
Kirby Corp. *	(591)	(49,319)
Lindsay Corp.	(430)	(40,480)
Macquarie Infrastructure Corp.	(8,252)	(374,723)
Mercury Systems, Inc. *	(1,790)	(74,697)
Multi-Color Corp.	(3,151)	(209,069)
NN, Inc.	(3,726)	(80,109)
Northwest Pipe Co. *	(15,928)	(311,552)
TransDigm Group, Inc.	(699)	(262,503)
Triumph Group, Inc.	(428)	(8,924)
Valmont Industries, Inc.	(424)	(59,212)
Wabtec Corp.	(970)	(107,010)
Willscot Corp. *	(291)	(4,860)
Total Industrials		(4,217,828)
Information Technology - (6.6%)
Acacia Communications, Inc. *	(218)	(7,006)
ADTRAN, Inc.	(15,891)	(258,229)
Calix, Inc. *	(12,779)	(90,092)
Corning, Inc.	(4,955)	(164,407)
Cray, Inc. *	(3,839)	(95,783)
Exela Technologies, Inc. *	(19,992)	(100,160)
FireEye, Inc. *	(1,041)	(16,167)
Gartner, Inc. *	(2,538)	(343,721)
GTT Communications, Inc. *	(190)	(8,445)
Internap Corp. *	(10,876)	(107,455)
Intevac, Inc. *	(701)	(3,295)
Iteris, Inc. *	(7,841)	(38,499)

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - (6.6%) (continued)
Kopin Corp. *	(112,517)	$(344,302)
Leaf Group, Ltd. *	(10,000)	(117,000)
Maxwell Technologies, Inc. *	(73,537)	(337,535)
Model N, Inc. *	(4,355)	(81,221)
Pandora Media, Inc. *	(17,117)	(115,369)
Park Electrochemical Corp.	(10,742)	(237,506)
PROS Holdings, Inc. *	(5,356)	(198,922)
QUALCOMM, Inc.	(3,958)	(253,668)
Sigma Designs, Inc. *	(503)	(3,043)
Switch, Inc., Class A	(8,064)	(104,993)
Telenav, Inc. *	(9,015)	(48,681)
USA Technologies, Inc. *	(10,431)	(140,297)
ViaSat, Inc. *	(6,911)	(486,120)
Workday, Inc., Class A *	(298)	(36,958)
Total Information Technology		(3,738,874)
Materials - (2.9%)
Albemarle Corp.	(4,855)	(457,341)
Ampco-Pittsburgh Corp. *	(14,507)	(153,049)
Ashland Global Holdings, Inc.	(1,161)	(95,329)
DowDuPont, Inc.	(3,574)	(245,784)
FMC Corp.	(2,669)	(239,890)
Haynes International, Inc.	(1,832)	(77,787)
LSB Industries, Inc. *	(19,746)	(129,731)
Martin Marietta Materials, Inc.	(60)	(11,965)
TimkenSteel Corp. *	(1,331)	(18,501)
US Concrete, Inc. *	(3,672)	(185,436)
Total Materials		(1,614,813)
Real Estate - (7.1%)
Alexandria Real Estate Equities, Inc., REIT	(1,015)	(129,352)
American Realty Investors, Inc. *	(165)	(2,998)
Bluerock Residential Growth REIT, Inc., REIT	(34,837)	(319,455)

	Shares	Value
Community Healthcare Trust, Inc., REIT	(1,095)	$(32,850)
Crown Castle International Corp., REIT	(2,379)	(263,665)
DDR Corp., REIT	(21,937)	(300,537)
Digital Realty Trust, Inc., REIT	(31)	(3,764)
Franklin Street Properties Corp., REIT	(13,267)	(116,882)
Front Yard Residential Corp., REIT (Virgin Islands, U.S.)	(22,619)	(218,499)
Government Properties Income Trust, REIT	(29,966)	(451,588)
The Howard Hughes Corp. *	(1,336)	(181,095)
The Macerich Co., REIT	(4,264)	(251,832)
Maui Land & Pineapple Co., Inc. *	(6,470)	(82,492)
New Senior Investment Group, Inc., REIT	(23,197)	(164,235)
Omega Healthcare Investors, Inc., REIT	(15,466)	(459,185)
Pennsylvania Real Estate Investment Trust, REIT	(21,566)	(229,031)
Preferred Apartment Communities, Inc., Class A, REIT	(16,530)	(279,691)
Realty Income Corp., REIT	(87)	(4,852)
Stratus Properties, Inc. *	(799)	(24,609)
Uniti Group, Inc., REIT *	(25,867)	(457,329)
Total Real Estate		(3,973,941)
Utilities - (2.0%)
AquaVenture Holdings, Ltd. *	(16,427)	(271,703)
FirstEnergy Corp.	(2,423)	(85,847)
Northwest Natural Gas Co.	(3,883)	(252,977)
Pattern Energy Group, Inc., Class A	(4,154)	(77,140)
Sempra Energy	(3,923)	(453,459)
Total Utilities		(1,141,126)
Total Common Stocks (Proceeds $(26,851,348))		(27,773,657)
Total Short Sales - (49.5%) (Proceeds $(26,851,348))		(27,773,657)
Other Assets, less Liabilities - 73.0%		40,999,024
Net Assets - 100.0%		$56,144,675

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short and futures contracts. As of July 31, 2018, value of securities held in the segregated account was $4,202,856.

[2]	Some or all of these securities, amounting to $782,347 or 1.4% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[6]	The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position.

REIT Real Estate Investment Trust

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Open Futures Contracts
					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	292	Long	09/21/18	$41,129,660	$641,661
S&P 500 E-Mini FUT Index	USD	1	Short	09/21/18	(140,855)	1,055

					Total	$642,716

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$27,767,392	—	—	$27,767,392
Short-Term Investments
Joint Repurchase Agreements	—	$796,676	—	796,676
Other Investment Companies	14,355,240	—	—	14,355,240

Total Assets	42,122,632	796,676	—	42,919,308

Liabilities
Common Stocks†	(27,773,657)	—	—	(27,773,657)

Net Investments in Securities	$14,348,975	$796,676	—	$15,145,651

Financial Derivative Instruments - Assets
Equity Contracts	$642,716	—	—	$642,716

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2018

	Shares	Value
Exchange Traded Funds - 60.6%
iShares Global Infrastructure ETF[1]	27,711	$1,212,356
iShares iBoxx $ High Yield Corporate Bond ETF[1,2,3]	207,456	17,866,111
iShares TIPS Bond ETF[2]	67,898	7,593,712
Materials Select Sector SPDR Fund	20,175	1,205,053
SPDR Citi International Government Inflation-Protected Bond ETF[2]	25,456	1,391,163
VanEck Vectors Gold Miners ETF	53,982	1,148,737
VanEck Vectors Natural Resource ETF	32,729	1,224,552
Vanguard Global ex-U.S. Real Estate ETF	7,215	425,685
Vanguard REIT ETF[2]	46,695	3,826,188
Total Exchange Traded Funds (Cost $35,449,227)		35,893,557

	Notes
Exchange Traded Notes - 9.9%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38*	54,577	1,175,965
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	92,008	2,184,270
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	428,229	2,389,518
VelocityShares 3x Long Crude Oil ETN, 02/09/32*	3,977	142,217
Total Exchange Traded Notes (Cost $6,001,388)		5,891,970
Purchased Options - 0.4%
(See Open Purchased Options schedule) (Cost $531,621)		217,662

	Principal Amount
U.S. Government Obligations - 11.7%
United States Treasury Bill, 1.785%, 08/16/18[4,5]	$2,950,000	2,947,730
United States Treasury Bill, 1.945%, 10/11/18[4,5]	3,000,000	2,988,544
United States Treasury Bill, 1.995%, 11/08/18[5]	1,000,000	994,514
Total U.S. Government Obligations (Cost $6,930,735)		6,930,788
Short-Term Investments - 37.9%
Joint Repurchase Agreements - 20.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $601,995 (collateralized by various U.S. Treasuries, 2.125% - 2.625%, 05/31/20 -02/29/24, totaling $614,002)	601,963	601,963

	Principal Amount	Value
MUFG Securities Americas Inc., dated 07/31/18, due 08/01/18, 1.900% total to be received $2,862,652 (collateralized by various U.S. Government Agency Obligations, 2.428% -6.000%, 02/01/21 - 10/15/58, totaling $2,919,751)	$2,862,501	$2,862,501
Nomura Securities International, Inc., dated 07/31/18, due 08/01/18, 1.930% total to be received $2,862,654 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 08/15/18 -06/20/68, totaling $2,919,751)	2,862,501	2,862,501
RBC Dominion Securities, Inc. dated 07/31/18, due 08/01/18, 1.920% total to be received $2,862,654 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 08/15/18 -09/09/49, totaling $2,919,751)	2,862,501	2,862,501
State of Wisconsin Investment Board, dated 07/31/18, due 08/01/18, 2.110% total to be received $2,862,669 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/20 -02/15/48, totaling $2,919,758)	2,862,501	2,862,501
Total Joint Repurchase Agreements		12,051,967

	Shares
Other Investment Companies - 17.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[6]	8,281,276	8,281,276
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[6]	2,129,785	2,129,785
Total Other Investment Companies		10,411,061
Total Short-Term Investments (Cost $22,463,028)		22,463,028
Total Investments - 120.5% (Cost $71,375,999)		71,397,005
Other Assets, less Liabilities - (20.5)%		(12,126,082)
Net Assets - 100.0%		$59,270,923

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $11,803,161 or 19.9% of net assets, were out on loan to various brokers.
[2]	Some or all of these securities were held as collateral for written options as of July 31, 2018, amounting to $12,163,768 or 20.5% of net assets.
[3]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at July 31, 2018, amounted to $2,994,642, or 5.1% of net assets.
[5]	Represents yield to maturity at July 31, 2018.
[6]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

Open Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,225	10/19/18	96	$3,096,000	$37,293	$21,104
EURO STOXX 50 (Put)	3,300	09/21/18	100	3,300,000	41,004	15,319
EURO STOXX 50 (Put)	3,325	08/17/18	98	3,258,500	38,466	3,094
S&P 500 Index (Put)	2,545	08/17/18	47	11,961,500	136,869	6,345
S&P 500 Index (Put)	2,580	09/21/18	46	11,868,000	104,977	37,260
S&P 500 Index (Put)	2,615	10/19/18	60	15,690,000	141,058	119,700
S&P 500 Index (Put)	2,635	08/17/18	8	2,108,000	13,937	2,160
S&P 500 Index (Put)	2,700	09/21/18	8	2,160,000	18,017	12,680

				Total	$531,621	$217,662

Open Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,650	10/19/18	96	$3,504,000	$12,353	$(23,686)
EURO STOXX 50 (Call)	3,675	08/17/18	5	183,750	389	(35)
EURO STOXX 50 (Call)	3,700	09/21/18	100	3,700,000	14,965	(5,145)
EURO STOXX 50 (Put)	3,125	10/19/18	96	3,000,000	22,839	(14,032)
EURO STOXX 50 (Put)	3,200	09/21/18	100	3,200,000	26,658	(9,238)
EURO STOXX 50 (Put)	3,225	08/17/18	93	2,999,250	24,709	(1,631)
EURO STOXX 50 (Put)	3,250	08/17/18	5	162,500	893	(100)
S&P 500 Index (Call)	2,875	08/17/18	47	13,512,500	28,101	(13,207)
S&P 500 Index (Call)	2,910	08/17/18	8	2,328,000	3,183	(680)
S&P 500 Index (Call)	2,915	09/21/18	8	2,332,000	4,783	(4,720)
S&P 500 Index (Call)	3,000	09/21/18	46	13,800,000	15,543	(6,578)
S&P 500 Index (Call)	3,010	10/19/18	60	18,060,000	17,654	(14,400)
S&P 500 Index (Put)	2,470	08/17/18	47	11,609,000	98,601	(4,230)
S&P 500 Index (Put)	2,515	09/21/18	46	11,569,000	78,103	(26,220)
S&P 500 Index (Put)	2,550	10/19/18	60	15,300,000	106,339	(82,500)
S&P 500 Index (Put)	2,585	08/17/18	8	2,068,000	10,383	(1,360)
S&P 500 Index (Put)	2,640	09/21/18	8	2,112,000	12,783	(9,280)

				Total	$478,279	$(217,042)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	41	Long	09/17/18	$3,935,811	$48,382
Australian SPI 200 Index	AUD	30	Long	09/20/18	3,464,736	90,170
Canadian 10-Year Bond	CAD	37	Long	09/19/18	3,833,255	8,785
EURO BUXL 30-Year Bond	EUR	16	Long	09/06/18	3,285,390	18,708
EURO STOXX 50	EUR	208	Long	09/21/18	8,573,634	138,489
FTSE 100 Index	GBP	24	Long	09/21/18	2,426,524	4,863
Hang Seng Index	HKD	9	Long	08/30/18	1,629,943	(22,167)
Russell 2000® Mini Index	USD	98	Long	09/21/18	8,194,760	(52,829)
S&P 500 E-Mini FUT Index	USD	23	Long	09/21/18	3,239,665	47,195
S&P 500 E-Mini MSCI Index	USD	132	Long	09/21/18	7,235,580	(224,901)
S&P/TSX 60 Index	CAD	20	Long	09/20/18	3,010,647	74,012
TOPIX Index	JPY	16	Long	09/13/18	2,501,274	(20,158)
U.K. 10-Year Gilt	GBP	33	Long	09/26/18	5,313,750	28,937
U.S. Treasury 10-Year Note (CBT)	USD	39	Long	09/19/18	4,657,453	(29,319)

					Total	$110,167

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$35,893,557	—	—	$35,893,557
Exchange Traded Notes†	5,891,970	—	—	5,891,970
Purchased Options
Equity Contracts	217,662	—	—	217,662
U.S. Government Obligations	—	$6,930,788	—	6,930,788
Short-Term Investments
Joint Repurchase Agreements	—	12,051,967	—	12,051,967
Other Investment Companies	10,411,061	—	—	10,411,061

Total Investments in Securities	$52,414,250	$18,982,755	—	$71,397,005

Financial Derivative Instruments - Assets
Equity Contracts	$354,729	—	—	$354,729
Interest Rate Contracts	104,812	—	—	104,812
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(29,319)	—	—	(29,319)
Equity Contracts	(537,097)	—	—	(537,097)

Total Financial Derivative Instruments	$(106,875)	—	—	$(106,875)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By: /s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 25, 2018

By: /s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: September 25, 2018